Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additions:
Participant Contributions	$ 149,585,000	$ 141,161,000
Employer Contributions	65,670,000	73,327,000
Rollover Contributions	16,791,000	23,793,000
Total Contributions	232,046,000	238,281,000
Net Appreciation in the Fair Value of Investments	603,211,000	400,039,000
Interest and Dividend Income	78,358,000	98,666,000
Other Income	969,000	3,017,000
Total Additions	914,584,000	740,003,000
Deductions:
Distributions to Participants	472,957,000	443,963,000
Administrative Expenses	1,646,000	1,405,000
Total Deductions	474,603,000	445,368,000
Increase in Net Assets	439,981,000	294,635,000
Net Assets Available for Benefits	$ 4,486,328,000	$ 4,046,347,000	$ 3,751,712,000